Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Our CEO is the PEO. The following table sets forth information concerning the compensation of our PEO and other NEOs for each of the fiscal years ending December 31, 2025, 2024 and 2023 and our financial performance for each such fiscal year, in accordance with Item 402(v).

Year	Summary Compensation Table for PEO(1)(2)	Compensation Actually Paid to PEO(3)	Average Summary Compensation Table Total for Non-PEO NEOs(2)	Average Compensation Actually Paid to non-PEO NEOs(3)	Total Shareholder Return (“TSR”)	Net Income (Loss)(5)
2025	$3,783,169	$4,568,142	$1,346,441	$2,138,179	$272	$32,441,000
2024	$1,693,552	$1,663,550	$743,615	$743,507	$58	$(33,850,000)
2023	$1,240,791	$1,219,051	$562,612	$535,095	$57	$(34,798,000)

(1) Michael A. DeGiglio served as the principal executive officer of the Company during 2025, 2024 and 2023.

(2) The dollar amounts reported as total compensation for the Company’s PEO and the average of the amounts reported for the NEOs as a group (excluding the PEO) for each corresponding year are the amounts reported in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation – Summary Compensation Table” of this Proxy Statement. The names of each of the NEOs (excluding the PEO) included for purposes of calculating the average amounts in each applicable year include Stephen C. Ruffini and Ann Gillin Lefever.

(3) The dollar amounts reported as “compensation actually paid” to the Company’s PEO and the average amount reported as “compensation actually paid” to the NEOs as a group (excluding the PEO), are computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to such PEO or the actual average amount of compensation earned by or paid to the NEOs as a group (excluding the PEO) during the applicable year. The valuation methodologies and assumptions used when calculating the equity values included in the compensation actually paid are not materially different than those used when calculating the amounts included in the Summary Compensation Table. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the PEO’s total compensation and the average total compensation of the NEOs as a group (excluding the PEO) for each year to determine the compensation actually paid:

Year	PEO or NEOs	Reported Summary Compensation Table Total	Minus Reported Value of Equity Awards (a)	Plus Fair Value at Fiscal Year-end of Outstanding and Unvested Option Awards and Stock Awards Granted in the Fiscal Year	Plus Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	Plus Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year	Plus Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	Minus Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year	Plus Value of Dividends or Earnings Paid on Equity Awards in the Fiscal Year that are not Otherwise Reflected in the Value of Total Compensation	Equals Compensation Actually Paid
2025	PEO	$3,783,169	$(103,935)	$63,229	$85,668	$—	$740,010	$—	$—	$4,568,142
2025	NEOs	$1,346,441	$(50,339)	$30,622	$597,789	$—	$213,667	$—	$—	$2,138,179
2024	PEO	$1,693,552	$(630,000)	$—	$(4)	$600,000	$2	$—	$—	$1,663,550
2024	NEOs	$743,615	$(250,000)	$—	$(60)	$250,000	$(48)	$—	$—	$743,507
2023	PEO	$1,240,791	$(82,440)	$76,100	$—	$—	$(15,400)	$—	$—	$1,219,051
2023	NEOs	$562,612	$(164,800)	$164,883	$(19,300)	$—	$(8,300)	$—	$—	$535,095

(a) For the PEO, the grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns (as applicable) in the Summary Compensation Table for the applicable year. For the NEOs, the grant date fair value of equity awards represents the average of the amounts reported in the “Stock Awards” and “Option Awards” columns (as applicable) in the Summary Compensation Table for the applicable year.

(4) The comparison of total shareholder returns assumes that $100 was invested on December 31, 2022, in Village Farms.

(5) The dollar amounts reported represent the amount of net loss reflected in the Company’s audited financial statements for the applicable year.

Named Executive Officers, Footnote	(1) Michael A. DeGiglio served as the principal executive officer of the Company during 2025, 2024 and 2023.
Peer Group Issuers, Footnote	(4) The comparison of total shareholder returns assumes that $100 was invested on December 31, 2022, in Village Farms.
PEO Total Compensation Amount	$ 3,783,169	$ 1,693,552	$ 1,240,791
PEO Actually Paid Compensation Amount	$ 4,568,142	1,663,550	1,219,051
Adjustment To PEO Compensation, Footnote

Year	PEO or NEOs	Reported Summary Compensation Table Total	Minus Reported Value of Equity Awards (a)	Plus Fair Value at Fiscal Year-end of Outstanding and Unvested Option Awards and Stock Awards Granted in the Fiscal Year	Plus Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	Plus Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year	Plus Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	Minus Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year	Plus Value of Dividends or Earnings Paid on Equity Awards in the Fiscal Year that are not Otherwise Reflected in the Value of Total Compensation	Equals Compensation Actually Paid
2025	PEO	$3,783,169	$(103,935)	$63,229	$85,668	$—	$740,010	$—	$—	$4,568,142
2025	NEOs	$1,346,441	$(50,339)	$30,622	$597,789	$—	$213,667	$—	$—	$2,138,179
2024	PEO	$1,693,552	$(630,000)	$—	$(4)	$600,000	$2	$—	$—	$1,663,550
2024	NEOs	$743,615	$(250,000)	$—	$(60)	$250,000	$(48)	$—	$—	$743,507
2023	PEO	$1,240,791	$(82,440)	$76,100	$—	$—	$(15,400)	$—	$—	$1,219,051
2023	NEOs	$562,612	$(164,800)	$164,883	$(19,300)	$—	$(8,300)	$—	$—	$535,095

(a) For the PEO, the grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns (as applicable) in the Summary Compensation Table for the applicable year. For the NEOs, the grant date fair value of equity awards represents the average of the amounts reported in the “Stock Awards” and “Option Awards” columns (as applicable) in the Summary Compensation Table for the applicable year.

Non-PEO NEO Average Total Compensation Amount	$ 1,346,441	743,615	562,612
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,138,179	743,507	535,095
Adjustment to Non-PEO NEO Compensation Footnote

Year	PEO or NEOs	Reported Summary Compensation Table Total	Minus Reported Value of Equity Awards (a)	Plus Fair Value at Fiscal Year-end of Outstanding and Unvested Option Awards and Stock Awards Granted in the Fiscal Year	Plus Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	Plus Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year	Plus Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	Minus Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year	Plus Value of Dividends or Earnings Paid on Equity Awards in the Fiscal Year that are not Otherwise Reflected in the Value of Total Compensation	Equals Compensation Actually Paid
2025	PEO	$3,783,169	$(103,935)	$63,229	$85,668	$—	$740,010	$—	$—	$4,568,142
2025	NEOs	$1,346,441	$(50,339)	$30,622	$597,789	$—	$213,667	$—	$—	$2,138,179
2024	PEO	$1,693,552	$(630,000)	$—	$(4)	$600,000	$2	$—	$—	$1,663,550
2024	NEOs	$743,615	$(250,000)	$—	$(60)	$250,000	$(48)	$—	$—	$743,507
2023	PEO	$1,240,791	$(82,440)	$76,100	$—	$—	$(15,400)	$—	$—	$1,219,051
2023	NEOs	$562,612	$(164,800)	$164,883	$(19,300)	$—	$(8,300)	$—	$—	$535,095

(a) For the PEO, the grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns (as applicable) in the Summary Compensation Table for the applicable year. For the NEOs, the grant date fair value of equity awards represents the average of the amounts reported in the “Stock Awards” and “Option Awards” columns (as applicable) in the Summary Compensation Table for the applicable year.

Compensation Actually Paid vs. Total Shareholder Return

Relationship between CAP and TSR

The graph below illustrates the relationship between CAP and our TSR for the CEO and the other NEOs..

$1,219 $535 $(94) $1,664 $(88) $744 $3,567 $2,035 $172 $(200) $(100) $(80) $(60) $(40) $(20) $- $20 $40 $60 $80 $(500) $- $500 $1,000 $1,500 $2,000 $2,500 $3,000 $3,500 December 31, 2020 December 31, 2021 December 31, 2022 Total Shareholder Return (TSR) Compensation Actually Paid ( $ millions) CAP vs. Company TSR vs. Peer Group TSR CEO CAP Avg Other NEOs CAP $3,100 $192 $(193) $63 $3 $(79) $(7) $(8) $(52) $1,797 $785 $(17) $(100) $(80) $(60) $(40) $(20) $- $20 $40 $60 $80 $(500) $- $500 $1,000 $1,500 $2,000 $2,500 $3,000 $3,500 $4,000 December 31, 2023 December 31, 2024 December 31, 2025 Total Shareholder Return (TSR) Compensation Actually Paid ( $millions) CEO Pay versus Performance: Total Shareholder Return CEO CAP Avg Other NEOs CAP

Compensation Actually Paid vs. Net Income

Relationship between CAP and GAAP Net Income (Loss)

The graph below reflects the relationship between the CEO and the average other NEOs CAP and our GAAP Net Income (Loss) for each year.

Compensation Actually Paid ( $ millions) CAP vs. Net Income $1,219 $ $535 $(34,798) $1,664 $744 $(33,850) $3,567 $2,035 $32,441 December 31, 2023 December 31, 2024 December 31, 2025 CEO CAP Avg Other NEOs CAP GAAP Net Loss GAAP Net Loss ( $ millions)

Total Shareholder Return Amount	$ 272	58	57
Net Income (Loss)	$ 32,441,000	$ (33,850,000)	$ (34,798,000)
PEO Name	Michael A. DeGiglio	Michael A. DeGiglio	Michael A. DeGiglio
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (103,935)	$ (630,000)	$ (82,440)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	63,229		76,100
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	85,668	(4)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		600,000
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	740,010	2	(15,400)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(50,339)	(250,000)	(164,800)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	30,622		164,883
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	597,789	(60)	(19,300)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		250,000
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 213,667	$ (48)	$ (8,300)